Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination
Summary of fair values of assets and liabilities

The following table summarizes the purchase price allocation for the 2020 Acquisitions:

	Haikou Cheng Tu	Shenzhen Lailai	2020 Acquisitions
	RMB	RMB	RMB
Purchase consideration	10,000	62,452	72,452
Less:
Cash	1	912	913
Accounts receivable	1,133	5,903	7,036
Prepayments and other current assets	751	72	823
Property and equipment, net	10,000	15,673	25,673
Customer relationships	2,900	4,000	6,900
Developed technology	—	2,900	2,900
Other assets	—	1,725	1,725
Short-term debt	—	(1,550)	(1,550)
Accounts payable	(1,000)	(2,857)	(3,857)
Accrued expenses and other current liabilities	(245)	(5,830)	(6,075)
Other liabilities	(435)	(1,725)	(2,160)
Non-controlling interests	(7,718)	(44,987)	(52,705)
Goodwill	4,613	88,216	92,829

The following table summarizes the purchase price allocation for the 2022 Acquisition:

2022 Acquisitions
RMB
Purchase consideration	5,000
Less:
Cash	272
Accounts receivable	5,836
Customer relationships	1,400
Accrued expenses and other current liabilities	(2,804)
Non-controlling interests	(3,314)
Goodwill	3,610